Mar. 31, 2023
Davenport Core Fund
Davenport Core Fund
Davenport Core Leaders Fund What are the Fund’s Principal Investment Strategies? (page 4)

Under normal circumstances, the Davenport Core Leaders Fund will invest at least 80% of its net assets in common stocks. Davenport & Company LLC (the “Advisor”) will generally invest in common stocks of market-leading companies that show strong capital appreciation potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Advisor will focus on several criteria, including, among other things:

•	Market Leadership: The company possesses a distinct competitive advantage as reflected by its commanding and/or growing market share.

•	Above Average Earnings Growth: The company has a favorable 3- to 5-year earnings per share trajectory versus the broader market as measured by companies in the S&P 500® Index.

•	Capital Allocation: The company has demonstrated its proficiency in deploying its free cash flow and/or the potential for strong returns on invested capital.

•	Financial Strength: The company has a strong balance sheet and reasonable valuation levels.

•	Disciplined Management: The company has a sound and talented management team that is aligned with its shareholders.

Supplement to Prospectus Dated August 1, 2022,

as Supplemented January 31, 2023

Effective March 31, 2023, the name of the Davenport Core Fund changed to the “Davenport Core Leaders Fund” in order to reflect Davenport & Company, LLC’s focus on a company’s market leadership attributes in the portfolio selection process for the Davenport Core Leaders Fund. All references to the Davenport Core Fund in this Prospectus should be replaced with the Davenport Core Leaders Fund.

In addition, effective March 31, 2023, the Davenport Core Leaders Fund, Davenport Value & Income Fund, and the Davenport Balanced Income Fund transitioned from a committee management structure to a dedicated portfolio management team structure. The Davenport Equity Opportunities Fund and the Davenport Small Cap Focused Fund continue to be managed by George L. Smith, III, CFA, and Christopher G. Pearson, CFA, but are no longer subject to oversight by the Advisor’s Investment Policy Committee (“IPC”).

♦	Davenport Core Leaders Fund – Jeffrey F. Omohundro, CFA, Christopher G. Pearson, CFA, and George L. Smith, III, CFA, were appointed to serve as the Fund’s portfolio managers. Prior to March 31, 2023, Mr. Smith and Mr. Pearson managed the Fund, along with the other members of the IPC.

♦	Davenport Value & Income Fund - Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA, were appointed to serve as the Fund’s portfolio managers. Prior to March 31, 2023, Mr. Smith and Mr. Beall managed the Fund, along with the other members of the IPC.

♦	Davenport Balanced Income Fund - Michael S. Beall, CFA, Adam Bergman, CFA, and George L. Smith, III, CFA, were appointed to serve as the equity portfolio managers. Prior to March 31, 2023, Mr. Beall and Mr. Smith managed the equity portion of the Fund, along with the other members of the IPC. William B. Cleland, CFP, Kevin J. Hopkins, Jr., CFA, and Christopher T. Kelley continue to manage the Fund’s fixed income portion.

In conjunction with these changes, the following portions of the Prospectus are replaced in their entirety as follows: